Subsequent Events (Details) (USD $)							0 Months Ended
	Dec. 31, 2012	Apr. 10, 2013 New Term Loan B Facility [Member] Secured debt OSI Restaurant Partners LLC Subsequent Event [Member]	Apr. 10, 2013 Base Rate New Term Loan B Facility [Member] Secured debt OSI Restaurant Partners LLC Subsequent Event [Member]	Apr. 10, 2013 Base Rate Minimum New Term Loan B Facility [Member] Secured debt OSI Restaurant Partners LLC Subsequent Event [Member]	Apr. 10, 2013 Eurocurrency Rate New Term Loan B Facility [Member] Secured debt OSI Restaurant Partners LLC Subsequent Event [Member]	Apr. 10, 2013 Eurocurrency Rate Minimum New Term Loan B Facility [Member] Secured debt OSI Restaurant Partners LLC Subsequent Event [Member]	Apr. 10, 2013 Term Loan B Facility OSI Restaurant Partners LLC Subsequent Event [Member]	Apr. 10, 2013 New Term Loan B Facility [Member] OSI Restaurant Partners LLC Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term debt, gross	$ 1,508,230,000	$ 975,000,000
Debt instrument, basis spread on variable rate			1.50%		2.50%
Debt instrument, interest rate, stated percentage				2.00%		1.00%
Debt instrument prepayment premium								1.00%
Payment of prepayment penalty in connection with debt repricing							$ 10,000,000